Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Anti-dilutive shares excluded from calculation of weighted average common shares			$ 3,000,000
Reserve of returned products	$ 45,410		$ 45,410		$ 45,410	$ 130,410	$ 45,410
Concentration risks percentage					10.00%	10.00%
United States [Member]
Concentration risks percentage	0.10%	0.90%	2.60%	0.50%	1.00%	3.00%
Sales Revenue, Net [Member]
Concentration risks percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customers One [Member]
Concentration risks percentage			15.40%		18.00%	15.00%
Accounts Receivable [Member] | Customers Two [Member]
Concentration risks percentage			12.50%			20.00%
Accounts Receivable [Member] | Customers Three [Member]
Concentration risks percentage			11.30%
Accounts Receivable [Member] | Customers Four [Member]
Concentration risks percentage			10.20%
Accounts Receivable [Member] | One Customer [Member]
Concentration risks percentage					13.00%
Vendor One [Member]
Concentration risks percentage			77.00%				77.00%
Vendor Two [Member]
Concentration risks percentage			17.00%	18.00%